UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	Shares	(000)
COMMON STOCKS (89.7%)

Auto & Transportation (4.1%)
Heartland Express, Inc.	319,894	$ 5,902
C.H. Robinson Worldwide, Inc.	81,200	3,767
Tidewater Inc.	95,300	3,102
Polaris Industries, Inc.	55,300	3,087
* TBC Corp.	131,900	2,947
* Aviall Inc.	143,300	2,923
Oshkosh Truck Corp.	15,400	879
Dana Corp.	45,600	807
J.B. Hunt Transport Services, Inc.	15,600	579
CNF Inc.	12,800	525
* Landstar System, Inc.	8,500	499
Overseas Shipholding Group Inc.	8,200	407
Thor Industries, Inc.	14,500	384
Winnebago Industries, Inc.	9,400	326
Visteon Corp.	39,000	312
Superior Industries International, Inc.	7,600	228
* Gulfmark Offshore, Inc.	7,800	127
* Mesa Air Group Inc.	7,400	38
* EGL, Inc.	500	15

		26,854

Consumer Discretionary (24.2%)
The Corporate Executive Board Co.	70,500	4,317
* Ask Jeeves, Inc.	131,700	4,308
* Quiksilver, Inc.	162,200	4,123
* MarineMax, Inc.	180,000	4,054
* ValueClick, Inc.	411,200	3,882
MSC Industrial Direct Co., Inc. Class A	109,200	3,722
* Urban Outfitters, Inc.	103,600	3,564
* Hibbett Sporting Goods, Inc.	172,875	3,542
* MPS Group, Inc.	402,600	3,386
Phillips-Van Heusen Corp.	150,400	3,351
* CoStar Group, Inc.	67,500	3,320
* Chico's FAS, Inc.	92,900	3,177
* Hot Topic, Inc.	173,400	2,955
Fred's, Inc.	158,300	2,843
* Helen of Troy Ltd.	102,600	2,793
Claire's Stores, Inc.	103,200	2,584
* Monro Muffler Brake, Inc.	117,850	2,575
* West Marine, Inc.	108,000	2,309
* Electronics Boutique Holdings Corp.	67,700	2,309
* Forrester Research, Inc.	150,600	2,295
* Central European Distribution Corp.	99,950	2,233
* iVillage Inc.	360,100	2,161
* Marchex, Inc.	170,000	2,118
* LKQ Corp.	115,600	2,112
* Select Comfort Corp.	115,200	2,097
* Insight Communications Co., Inc.	225,900	1,988
* Coinstar, Inc.	81,000	1,887
Harman International Industries, Inc.	17,400	1,875
Fastenal Co.	31,100	1,791
* Wireless Facilities, Inc.	242,200	1,688
* O'Reilly Automotive, Inc.	41,200	1,578
* Tuesday Morning Corp.	49,500	1,531
Furniture Brands International Inc.	60,500	1,517
* Labor Ready, Inc.	105,600	1,480
* Korn/Ferry International	81,000	1,477
Intrawest Corp.	75,200	1,424
* Resources Connection, Inc.	37,300	1,409
Nordstrom, Inc.	36,200	1,384
American Eagle Outfitters, Inc.	37,200	1,371
* The Gymboree Corp.	92,000	1,325
Mandalay Resort Group	18,400	1,263
* LookSmart, Ltd.	800,000	1,176
* Fossil, Inc.	37,000	1,145
* Hartmarx Corp.	150,000	1,113
* AnnTaylor Stores Corp.	46,500	1,088
* California Pizza Kitchen, Inc.	46,300	1,012
* Bright Horizons Family Solutions, Inc.	18,500	1,004
* Argosy Gaming Co.	24,800	972
* Copart, Inc.	49,800	943
* CEC Entertainment Inc.	24,600	904
The Brink's Co.	28,900	872
Harte-Hanks, Inc.	34,300	858
* The Advisory Board Co.	25,500	857
Applebee's International, Inc.	33,100	837
* Tech Data Corp.	20,800	802
* Pacific Sunwear of California, Inc.	37,775	795
* Arbitron Inc.	21,700	794
* Orbitz, Inc.	28,000	762
* Caesars Entertainment, Inc.	44,100	736
* The Warnaco Group, Inc.	33,000	734
* Getty Images, Inc.	13,200	730
Outback Steakhouse	17,400	723
Abercrombie & Fitch Co.	22,900	721
Regis Corp.	17,800	716
* Aeropostale, Inc.	26,650	698
* Activision, Inc.	49,800	691
* Iron Mountain, Inc.	19,500	660
* BJ's Restaurants Inc.	41,500	659
* United Natural Foods, Inc.	24,500	652
* Advance Auto Parts, Inc.	18,800	647
* A.C. Moore Arts & Crafts, Inc.	26,000	643
* Guess ?, Inc.	36,000	641
* Apollo Group, Inc. Class A	8,568	629
CBRL Group, Inc.	17,000	613
Ross Stores, Inc.	26,000	609
* The Princeton Review, Inc.	81,000	607
SCP Pool Corp.	22,613	605
Station Casinos, Inc.	12,300	603
* ITT Educational Services, Inc.	16,600	598
* Big 5 Sporting Goods Corp.	26,000	593
Foot Locker, Inc.	24,300	576
Michaels Stores, Inc.	9,700	574
* Priceline.com, Inc.	25,500	565
The Neiman Marcus Group, Inc. Class A	9,700	558
* Carter's, Inc.	20,000	554
* Radio One, Inc. Class D	38,000	541
* Rent-A-Center, Inc.	20,800	538
Ruby Tuesday, Inc.	19,100	532
Catalina Marketing Corp.	23,000	531
* Entercom Communications Corp.	16,000	523
* Columbia Sportswear Co.	9,500	518
* InfoSpace, Inc.	10,800	512
Alberto-Culver Co. Class B	11,600	504
* Timberland Co.	8,400	477
* Sonic Corp.	18,600	477
* Brinker International, Inc.	15,000	467
* Jack in the Box Inc.	14,500	460
bebe stores, inc	21,750	459
* The Cheesecake Factory	10,400	451
* Education Management Corp.	16,800	448
Nu Skin Enterprises, Inc.	18,500	435
Tupperware Corp.	24,000	407
Pier 1 Imports Inc.	22,300	403
* Jos. A. Bank Clothiers, Inc.	14,250	394
Manpower Inc.	8,800	392
Oxford Industries, Inc.	10,500	391
* Men's Wearhouse, Inc.	13,100	381
* Laureate Education Inc.	10,200	380
Maytag Corp.	20,600	378
* DeVry, Inc.	18,000	373
* Fisher Scientific International Inc.	6,384	372
Finish Line, Inc.	12,000	371
* Dick's Sporting Goods, Inc.	10,100	360
* Service Corp. International	56,100	348
Blyth, Inc.	11,200	346
R.R. Donnelley & Sons Co.	10,900	341
* Penn National Gaming, Inc.	8,400	339
Aramark Corp. Class B	13,900	336
* United Stationers, Inc.	7,700	334
* NetFlix.com, Inc.	21,500	332
* Take-Two Interactive Software, Inc.	10,000	328
* Global Imaging Systems, Inc.	10,500	326
* Career Education Corp.	10,800	307
* Ventiv Health, Inc.	17,900	303
* Exponent, Inc.	11,000	303
The Stanley Works	7,000	298
Ethan Allen Interiors, Inc.	8,400	292
American Woodmark Corp.	7,800	289
* Shuffle Master, Inc.	7,500	281
* Charming Shoppes, Inc.	38,500	274
* BJ's Wholesale Club, Inc.	10,000	273
GTECH Holdings Corp.	10,700	271
* Multimedia Games Inc.	16,900	262
* Isle of Capri Casinos, Inc.	13,400	260
* Papa John's International, Inc.	8,400	258
Matthews International Corp.	7,600	257
* Pre-Paid Legal Services, Inc.	9,800	252
* Dollar Tree Stores, Inc.	9,000	243
* MAXIMUS, Inc.	8,400	242
* Convergys Corp.	18,000	242
K-Swiss, Inc.	12,400	239
* Jarden Corp.	6,500	237
* Teletech Holdings Inc.	25,100	237
The Nautilus Group, Inc.	10,450	236
* Insight Enterprises, Inc.	14,000	236
* Genesco, Inc.	9,300	219
Oakley, Inc.	18,400	219
* Too Inc.	12,000	217
* West Corp.	7,400	216
* Skechers U.S.A., Inc.	14,500	211
Kenneth Cole Productions, Inc.	7,100	200
Movie Gallery, Inc.	11,200	196
The Topps Co., Inc.	20,000	196
The Buckle, Inc.	6,900	190
* Sharper Image Corp.	8,800	189
Stanley Furniture Co., Inc.	3,900	172
* The Children's Place Retail Stores, Inc.	7,000	167
Ameristar Casinos, Inc.	5,300	160
Robert Half International, Inc.	5,900	152
Startek, Inc.	4,600	144
* Steven Madden, Ltd.	8,100	143
* CSK Auto Corp.	10,000	133
* 1-800 CONTACTS, Inc.	5,600	85
Boyd Gaming Corp.	2,400	68
Blockbuster Inc. Class A	2,600	20
* Deckers Outdoor Corp.	500	17
* Red Robin Gourmet Burgers	100	4

		159,302

Consumer Staples (0.3%)
Sanderson Farms, Inc.	16,400	549
SuperValu Inc.	18,300	504
Adolph Coors Co. Class B	7,200	489
PepsiAmericas, Inc.	18,400	351
Nature's Sunshine Inc.	10,700	162
* NBTY, Inc.	4,600	99
Universal Corp. (VA)	1,900	85

		2,239

Financial Services (7.8%)
* Alliance Data Systems Corp.	132,700	5,382
* The Dun & Bradstreet Corp.	75,400	4,426
Jefferies Group, Inc.	73,200	2,523
Highland Hospitality Corp.	216,700	2,470
Equity Inns, Inc. REIT	225,300	2,226
* Euronet Worldwide, Inc.	110,400	2,067
Regency Centers Corp. REIT	41,500	1,929
Ashford Hospitality Trust	200,000	1,880
Friedman, Billings, Ramsey Group, Inc. REIT	95,000	1,815
Prentiss Properties Trust REIT	47,000	1,692
First Albany Companies Inc.	175,800	1,607
SEI Corp.	40,800	1,374
Glenborough Realty Trust, Inc. REIT	62,600	1,300
Ryder System, Inc.	26,200	1,232
The Chicago Mercantile Exchange	6,800	1,097
Brown & Brown, Inc.	21,000	960
* Tradestation Group Inc.	151,800	931
Cullen/Frost Bankers, Inc.	19,500	906
Commerce Bancorp, Inc.	13,800	762
* United Rentals, Inc.	43,400	690
City National Corp.	10,300	669
The Phoenix Cos., Inc.	63,200	659
FactSet Research Systems Inc.	12,300	593
* E*TRADE FINANCIAL Corp.	50,100	572
Investors Financial Services Corp.	11,300	510
Commercial Capital Bancorp, Inc.	21,900	497
Global Payments Inc.	9,100	487
Bank of Hawaii Corp.	10,300	487
AmerUs Group Co.	11,400	467
GATX Corp.	17,500	467
East West Bancorp, Inc.	13,500	453
* CompuCredit Corp.	24,000	447
TCF Financial Corp.	14,000	424
* Providian Financial Corp.	26,800	416
* The First Marblehead Corp.	8,600	399
Federated Investors, Inc.	14,000	398
Zenith National Insurance Corp.	9,400	398
Flagstar Bancorp, Inc.	18,400	392
Student Loan Corp.	2,700	383
* Allmerica Financial Corp.	12,700	341
WFS Financial, Inc.	7,300	340
Community First Bankshares, Inc.	9,700	311
Greater Bay Bancorp	10,800	310
Impac Mortgage Holdings, Inc. REIT	11,700	308
* QC Holdings, Inc.	16,400	261
Arthur J. Gallagher & Co.	7,700	255
Unitrin, Inc.	6,000	249
* HealthExtras, Inc.	17,200	240
Hudson United Bancorp	6,400	236
Independent Bank Corp. (MA)	7,600	235
* World Acceptance Corp.	9,000	209
Independent Bank Corp. (MI)	7,693	208
* Triad Guaranty, Inc.	3,700	205
* Accredited Home Lenders Holding Co.	5,300	204
Protective Life Corp.	4,800	189
Irwin Financial Corp.	7,100	183
John H. Harland Co.	4,700	147
Westamerica Bancorporation	2,500	137
* Ohio Casualty Corp.	5,800	121
Cash America International Inc.	4,500	110
* Jones Lang Lasalle Inc.	2,800	92
Avalonbay Communities, Inc. REIT	1,400	84
* Knight Trading Group, Inc.	1,800	17
Conseco, Inc.	284	5

		51,384

Health Care (17.3%)
Bausch & Lomb, Inc.	110,300	7,329
Mentor Corp.	153,700	5,177
Cooper Cos., Inc.	69,700	4,778
* Sepracor Inc.	90,000	4,390
* Henry Schein, Inc.	67,300	4,193
* Protein Design Labs, Inc.	164,400	3,219
* Ocular Sciences, Inc.	66,000	3,166
* Axcan Pharma Inc.	200,900	3,132
* Psychiatric Solutions, Inc.	105,500	2,674
* Caliper Life Sciences, Inc.	371,400	2,611
* Orthovita, Inc.	581,700	2,603
* Medarex, Inc.	342,800	2,530
* ImClone Systems, Inc.	46,000	2,431
* Human Genome Sciences, Inc.	214,200	2,337
* Orthofix International NV	68,000	2,336
* Axonyx Inc.	403,200	2,278
* Advanced Medical Optics, Inc.	51,300	2,030
* Nektar Therapeutics	139,400	2,018
* Nuvelo, Inc.	204,300	2,018
* Adolor Corp.	173,000	1,946
* Beverly Enterprises, Inc.	252,400	1,911
Arrow International, Inc.	60,000	1,794
* CV Therapeutics, Inc.	137,100	1,714
* Kensey Nash Corp.	63,200	1,655
* Transkaryotic Therapies, Inc.	93,200	1,652
* CONMED Corp.	62,000	1,631
* XOMA Ltd.	660,300	1,532
* Rita Medical Systems, Inc.	371,100	1,373
* Affymetrix, Inc.	44,700	1,373
* Illumina, Inc.	225,000	1,330
* Cell Genesys, Inc.	144,500	1,296
* Hologic, Inc.	66,700	1,285
* Charles River Laboratories, Inc.	27,500	1,259
* Vertex Pharmaceuticals, Inc.	113,900	1,196
* Coventry Health Care Inc.	19,350	1,033
* Exactech, Inc.	50,000	1,022
* Cerner Corp.	22,700	982
* Cubist Pharmaceuticals, Inc.	90,000	889
* Eon Labs, Inc.	40,000	868
* IDEXX Laboratories Corp.	16,700	847
* Renal Care Group, Inc.	25,650	827
* BioCryst Pharmaceuticals, Inc.	160,000	816
* Andrx Group	35,900	803
* LifePoint Hospitals, Inc.	23,900	717
* Dade Behring Holdings Inc.	11,700	652
* Cytyc Corp.	26,900	650
* Kindred Healthcare, Inc.	25,000	610
* MGI Pharma, Inc.	22,000	587
* Pharmaceutical Product Development, Inc.	15,800	569
* American Medical Systems Holdings, Inc.	15,400	559
* First Horizon Pharmaceutical Corp.	27,600	552
* American Pharmaceuticals Partners, Inc.	20,000	551
* United Surgical Partners International, Inc.	15,900	546
* First Health Group Corp.	31,500	507
Universal Health Services Class B	11,600	505
* NeighborCare Inc.	19,500	494
* Province Healthcare Co.	23,400	490
* Techne Corp.	12,100	462
* Regeneron Pharmaceuticals, Inc.	52,900	459
* Sierra Health Services, Inc.	9,400	451
* MIM Corp.	75,000	433
* Humana Inc.	21,600	432
* Lincare Holdings, Inc.	14,500	431
* HealthSouth Corp.	83,200	422
* VCA Antech, Inc.	20,400	421
* Salix Pharmaceuticals, Ltd.	19,200	413
* Chattem, Inc.	12,700	410
* ResMed Inc.	8,200	390
PolyMedica Corp.	12,600	388
DENTSPLY International Inc.	7,400	384
* Patterson Cos	5,000	383
* InKine Pharmaceutical Co., Inc.	75,000	381
* Covance, Inc.	9,300	372
* AMERIGROUP Corp.	6,500	366
Invacare Corp.	7,700	354
* Penwest Pharmaceuticals Co.	30,000	339
* Advanced Neuromodulation Systems, Inc.	10,900	331
* Enzon Pharmaceuticals, Inc.	20,500	327
* DaVita, Inc.	10,050	313
* ArthroCare Corp.	10,600	310
* Priority Healthcare Corp. Class B	14,400	290
* Possis Medical Inc.	18,254	286
* Stericycle, Inc.	6,100	280
* Biosite Inc.	5,600	274
* eResearch Technology, Inc.	19,925	266
* Community Health Systems, Inc.	9,900	264
* Laserscope	12,400	251
* Triad Hospitals, Inc.	7,200	248
* Natus Medical Inc.	35,500	246
* Renovis, Inc.	30,000	240
LCA-Vision Inc.	8,700	224
* Aspect Medical Systems, Inc.	12,300	222
* PRAECIS Pharmaceuticals Inc.	95,000	209
* Align Technology, Inc.	12,600	193
* Pediatrix Medical Group, Inc.	3,500	192
* Bradley Pharmaceuticals, Inc.	9,300	189
Valeant Pharmaceuticals International	7,600	183
* CorVel Corp.	5,200	154
Select Medical Corp.	10,600	142
Beckman Coulter, Inc.	2,400	135
* Sirna Therapeutics, Inc.	41,500	127
* Sybron Dental Specialties, Inc.	3,700	110
* Kyphon Inc.	4,300	107
* Albany Molecular Research, Inc.	7,200	69
* Gentiva Health Services, Inc.	3,800	62
* Amedisys Inc	800	24

		114,232

Other Energy (4.2%)
* Cal Dive International, Inc.	103,600	3,690
* Unit Corp.	99,700	3,497
* Denbury Resources, Inc.	114,700	2,913
St. Mary Land & Exploration Co.	61,000	2,428
CARBO Ceramics Inc.	32,900	2,373
Patterson-UTI Energy, Inc.	118,000	2,250
Sunoco, Inc.	19,100	1,413
* Key Energy Services, Inc.	106,900	1,181
* Superior Energy Services, Inc.	82,300	1,063
Arch Coal, Inc.	20,300	720
Chesapeake Energy Corp.	44,800	709
Noble Energy, Inc.	11,200	652
* Newfield Exploration Co.	10,400	637
* National-Oilwell, Inc.	17,000	559
Vintage Petroleum, Inc.	26,500	532
* Swift Energy Co.	19,600	470
Pioneer Natural Resources Co.	13,100	452
* Stone Energy Corp.	9,400	411
CONSOL Energy, Inc.	11,500	401
Pogo Producing Co.	8,300	394
* Plains Exploration & Production Co.	14,200	339
Cabot Oil & Gas Corp.	7,100	319
* FMC Technologies Inc.	8,700	291
* Cimarex Energy Co.	2,800	98
* Hydrill Co.	1,300	56

		27,848

Materials & Processing (4.9%)
* Maverick Tube Corp.	184,900	5,697
Watsco, Inc.	153,000	4,595
Hughes Supply, Inc.	133,800	4,023
Chicago Bridge & Iron Co. NV	72,300	2,168
* Dycom Industries, Inc.	67,900	1,928
* URS Corp.	51,900	1,385
Steel Dynamics, Inc.	32,300	1,247
Temple-Inland Inc.	16,800	1,128
The St. Joe Co.	18,100	865
Louisiana-Pacific Corp.	32,400	841
* Cleveland-Cliffs Inc.	8,700	704
Commercial Metals Co.	15,800	628
* Ceradyne, Inc.	13,550	595
* Armor Holdings, Inc.	13,400	558
Simpson Manufacturing Co.	7,500	474
Allegheny Technologies Inc.	25,700	469
* Jacobs Engineering Group Inc.	11,500	440
* OM Group, Inc.	11,200	409
Corn Products International, Inc.	8,600	396
Carpenter Technology Corp.	8,100	387
* Rogers Corp.	8,700	370
* DHB Industries, Inc.	24,400	346
York International Corp.	10,800	341
* AK Steel Corp.	34,200	279
Ball Corp.	7,000	262
Ashland, Inc.	4,600	258
* FMC Corp.	5,300	257
Texas Industries, Inc.	4,600	237
Florida Rock Industries, Inc.	4,650	228
Georgia Gulf Corp.	4,800	214
* Oregon Steel Mills, Inc.	9,900	165
* Energizer Holdings, Inc.	2,900	134
Mueller Industries Inc.	2,300	99
* Griffon Corp.	3,900	82
Potlatch Corp.	1,600	75
* Owens-Illinois, Inc.	4,400	70
Southern Peru Copper Corp.	800	41
Worthington Industries, Inc.	1,900	41

		32,436

Producer Durables (6.4%)
Garmin Ltd.	138,900	6,007
Donaldson Co., Inc.	138,300	3,926
Plantronics, Inc.	84,300	3,645
* Mettler-Toledo International Inc.	60,400	2,852
Lindsay Manufacturing Co.	99,050	2,657
* DuPont Photomasks, Inc.	125,500	2,139
* MKS Instruments, Inc.	127,800	1,958
* Photronics Inc.	112,500	1,870
* Applied Films Corp.	78,300	1,410
* Zygo Corp.	104,500	1,059
* Toll Brothers, Inc.	20,000	927
* NVR, Inc.	1,600	882
Tektronix, Inc.	23,300	775
Pentair, Inc.	20,100	702
Cummins Inc.	9,400	695
* LAM Research Corp.	28,000	613
Engineered Support Systems, Inc.	13,125	599
Briggs & Stratton Corp.	7,200	585
* Rayovac Corp.	22,100	582
* Hovnanian Enterprises Inc. Class A	14,400	577
* Meritage Corp.	7,100	558
MDC Holdings, Inc.	7,480	547
Joy Global Inc.	14,300	492
* United Defense Industries Inc.	11,700	468
* Headwaters Inc.	13,700	423
Ryland Group, Inc.	3,800	352
* Dionex Corp.	6,200	339
* Rudolph Technologies, Inc.	20,000	335
Mine Safety Appliances Co.	8,100	330
* Metrologic Instruments, Inc.	20,200	320
Beazer Homes USA, Inc.	2,800	299
* Polycom, Inc.	12,700	252
* C-COR Inc.	29,770	252
* Alliant Techsystems, Inc.	3,700	224
Applied Signal Technology, Inc.	6,500	208
* Kulicke & Soffa Industries, Inc.	36,800	208
* Brooks Automation, Inc.	14,000	198
Helix Technology Corp.	14,300	194
* Axcelis Technologies, Inc.	23,000	190
The Manitowoc Co., Inc.	4,800	170
* Photon Dynamics, Inc.	8,000	162
* Veeco Instruments, Inc.	7,300	153
C & D Technologies, Inc.	7,400	141
* BE Aerospace, Inc.	14,200	129
* General Cable Corp.	11,300	120
* Technitrol, Inc.	6,100	119
The Middleby Corp.	2,200	116
CTS Corp.	8,900	112
Standard Pacific Corp.	1,800	101
* LTX Corp.	17,000	92
* Efj Inc.	11,300	76
* Paxar Corp.	1,800	41

		42,181

Technology (17.6%)
* Jupitermedia Corp.	286,600	5,101
* Foundry Networks, Inc.	431,200	4,092
* CACI International, Inc.	77,500	4,090
* FLIR Systems, Inc.	64,000	3,744
* Hutchinson Technology, Inc.	131,900	3,526
* Western Digital Corp.	393,500	3,459
* SeaChange International, Inc.	214,000	3,422
* Maxtor Corp.	651,220	3,386
* Brocade Communications Systems, Inc.	561,500	3,172
* WebEx Communications, Inc.	144,900	3,162
* MapInfo Corp.	290,000	3,132
Lowrance Electronics, Inc.	124,000	3,040
* TIBCO Software Inc.	344,500	2,932
* Sapient Corp.	361,000	2,754
* Akamai Technologies, Inc.	180,300	2,533
* Trimble Navigation Ltd.	76,167	2,407
* Silicon Laboratories Inc.	69,900	2,313
* Red Hat, Inc.	181,400	2,220
ADTRAN Inc.	95,600	2,168
* OmniVision Technologies, Inc.	150,000	2,122
* Embarcadero Technologies, Inc.	236,100	1,997
* Digitas Inc.	256,800	1,985
* FormFactor Inc.	101,600	1,968
Autodesk, Inc.	39,400	1,916
* Tessera Technologies, Inc.	82,750	1,829
* Universal Display Corp.	212,600	1,790
* Cadence Design Systems, Inc.	132,600	1,729
* Open Text Corp.	95,000	1,640
* Cray Inc.	456,300	1,611
* Power Integrations, Inc.	78,400	1,602
* F5 Networks, Inc.	52,500	1,599
* Mobility Electronics, Inc.	193,700	1,596
* NCR Corp.	29,100	1,443
* Ulticom, Inc.	95,600	1,412
SS&C Technologies, Inc.	70,900	1,385
* Concur Technologies, Inc.	126,500	1,327
* Atheros Communications	118,900	1,213
* @ Road, Inc.	267,700	1,130
* Amphenol Corp.	31,400	1,076
* Open Solutions Inc.	42,200	1,054
* Novatel Wireless, Inc.	39,000	917
* Sycamore Networks, Inc.	241,400	912
Harris Corp.	16,100	885
* Cognizant Technology Solutions Corp.	26,300	802
* Websense, Inc.	16,300	679
* Avnet, Inc.	39,000	668
* Anteon International Corp.	17,700	649
* Cree, Inc.	20,700	632
* Arrow Electronics, Inc.	27,900	630
* Ariba, Inc.	66,899	625
* Daktronics, Inc.	24,000	587
* Stratex Networks, Inc.	260,500	584
* PMC Sierra Inc.	63,800	562
* Net2Phone, Inc.	171,900	554
* Microsemi Corp.	36,800	519
* Avid Technology, Inc.	11,000	516
* Wind River Systems Inc.	40,800	498
* ScanSource, Inc.	7,800	498
* Ditech Communications Corp.	21,200	475
* Semtech Corp.	24,400	468
PerkinElmer, Inc.	24,200	417
* Digital River, Inc.	13,600	405
* Silicon Storage Technology, Inc.	60,200	383
* Comverse Technology, Inc.	20,000	377
* Dendrite International, Inc.	21,000	338
* PalmOne, Inc.	11,100	338
Reynolds & Reynolds Class A	13,500	333
* Transaction Systems Architects, Inc.	17,700	329
Acxiom Corp.	13,800	328
* InterVoice, Inc.	29,500	318
Inter-Tel, Inc.	14,500	313
* Tyler Technologies, Inc.	35,000	309
* Avaya Inc.	21,900	305
* Siliconix, Inc.	8,300	297
* Pixelworks, Inc.	29,100	291
* PC-Tel, Inc.	35,000	289
* Advanced Digital Information Corp.	32,700	284
* RSA Security Inc.	14,600	282
Black Box Corp.	6,900	255
* Packeteer, Inc.	23,000	249
* Skyworks Solutions, Inc.	25,700	244
* Cypress Semiconductor Corp.	25,300	224
* ViaSat, Inc.	10,300	207
* Trident Microsystems, Inc.	20,500	206
* UNOVA, Inc.	14,600	205
* ANSYS, Inc.	4,100	204
* Tellabs, Inc.	22,000	202
* Cirrus Logic, Inc.	35,300	168
* Merix Corp.	14,800	153
* Internet Security Systems, Inc.	7,800	133
* ESS Technology, Inc.	18,500	127
* Synaptics Inc.	6,000	121
* SPSS, Inc.	8,500	113
Syntel, Inc.	6,800	112
* Integrated Silicon Solution, Inc.	14,900	108
* Herley Industries Inc.	5,300	99
* eCollege.com Inc.	9,700	94

		115,897

Utilities (1.9%)
* Nextel Partners, Inc.	408,400	6,771
* General Communication, Inc.	327,100	2,960
Western Gas Resources, Inc.	23,100	660
Energen Corp.	10,100	521
* Western Wireless Corp. Class A	15,500	399
* UnitedGlobalCom Inc. Class A	50,400	376
* NII Holdings Inc.	7,600	313
DPL Inc.	12,500	257
* Alamosa Holdings, Inc.	29,300	224
UGI Corp. Holding Co.	2,050	76

		12,557

Other (0.8%)
Brunswick Corp.	102,300	4,681
SPX Corp.	12,100	428
Lancaster Colony Corp.	6,600	278

		5,387

TOTAL COMMON STOCKS
(Cost $539,257)		590,317

TEMPORARY INVESTMENTS (14.3%)

Exchange-Traded Fund (1.5%)
Vanguard Index Participation Equity Receipts - Small Cap Growth Index	204,300	9,602
Money Market Fund (12.4%)
Vanguard Market Liquidity Fund, 1.74%**	81,452,796	81,453

	Face
	Amount
	(000)

U.S. Government and Agency Obligations (0.4%)
(1)U.S. Treasury Bill
1.89%, 3/24/2005	$250	248
(1)Federal National Mortgage Assn.***
1.48%, 10/13/2004	2,500	2,499

		2,747

TOTAL TEMPORARY INVESTMENTS
(Cost $94,149)		93,802

TOTAL INVESTMENTS (104.0%)
(Cost $633,406)		684,119

OTHER ASSETS AND LIABILITIES-NET (-4.0%)		(26,600)

NET ASSETS (100%)		$657,519

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1) Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $633,406,000. Net unrealized appreciation of investment securities for tax purposes was $50,713,000, consisting of unrealized gains of $103,512,000 on securities that had risen in value since their purchase and $52,799,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 96.2% and 7.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	308	$17,679	$314
Russell 200 Index	39	11,193	135
S&P MidCap 400 Index	12	3,565	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.